Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2024 £m	2023 £m	2022 £m
Revenue	673	680	732
Profit for the year	118	133	153
– Attributable to non-controlling interests	32	36	41
Total comprehensive income	94	91	132
– Attributable to non-controlling interests	25	25	36
Dividends paid and other appropriations made to non-controlling interests	(25)	(11)	(32)
Summary net assets:
Non-current assets	281	299	322
Current assets	432	437	253
Non-current liabilities	73	71	78
Current liabilities	257	284	166
Total equity at the end of the year	383	381	331
– Attributable to non-controlling interests	104	103	90
Net cash generated from operating activities	142	167	164
Net cash generated/(used) in investing activities	7	(51)	(46)
Net cash used in financing activities	(76)	(41)	(147)
Differences on exchange	(4)	1	4
Increase/(decrease) in net cash and cash equivalents	69	76	(25)
Net cash and cash equivalents at 1 January	52	(24)	1
Net cash and cash equivalents at 31 December	121	52	(24)

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions	The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2024 £m	2023 £m
Non-current assets	3,946	2,471
Current assets	2,904	2,621
Non-current liabilities	(3,814)	(103)
Current liabilities	(2,811)	(494)
	225	4,495

Summary of Breakdown of Current Assets	A breakdown of current assets has been provided below.

	2024 £m	2023 £m
Cash and cash equivalents*	2,249	2,042
Inventory	120	103
Investments held at fair value	437	446
Other	98	30
	2,904	2,621
Note:
*Cash and cash equivalents above include £2,072 million (2023: £1,904 million) of restricted cash and cash equivalents. The Group defines restricted cash and cash equivalents as where there are significant restrictions on its ability to access or use the assets and settle the liabilities of the Group, but excludes cash and cash equivalents where there are also outstanding local currency borrowings or where there is an outstanding excise liability. In addition, dividends payable would also be excluded from restricted cash and cash equivalents if the dividend has been approved by the necessary regulatory channels.